Provision for contingencies (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current provisions [abstract]
Civil	R$ 4,326	R$ 555
Labor	322	125
Total	R$ 4,648	R$ 680